June 28, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Gallery Trust Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, Gallery Trust, we are filing, pursuant to the Securities Act of 1933, as amended, Gallery Trust’s Registration Statement on Form N-14 (the “Filing”). The Filing relates to the Agreements and Plans of Reorganization with regard to the following reorganizations: (i) the reorganization of the Laudus Mondrian Emerging Markets Fund, a series of Laudus Trust, into the Mondrian Emerging Markets Equity Fund, a newly created series of Gallery Trust; (ii) the reorganization of the Laudus Mondrian International Government Fixed Income Fund, a series of Laudus Trust, into the Mondrian International Government Fixed Income Fund, a newly created series of Gallery Trust; and (iii) the reorganization of the Laudus Mondrian International Equity Fund (together with the Laudus Mondrian Emerging Markets Fund and Laudus Mondrian International Government Fixed Income Fund, the “Target Funds,” and each, a “Target Fund”), a series of Laudus Trust, into the Mondrian International Equity Fund (together with the Mondrian Emerging Markets Equity Fund and Mondrian International Government Fixed Income Fund, the “Acquiring Funds,” and each, an “Acquiring Fund”), an existing series of Gallery Trust. Pursuant to the Agreements and Plans of Reorganization, each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5620.

Very truly yours,

/s/ Leon E. Salkin

Leon E. Salkin

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001